Maturity of Gross Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	₨ 26,793,047.4	$ 321,490.8	₨ 17,418,092.4
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	7,202,639.3	86,424.7	5,911,512.1
Retail loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	19,590,408.1	235,066.1	₨ 11,506,580.3
Gross Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	6,203,404.9
Over one year through five years	13,668,029.7
Over five years	6,921,612.8
Total gross loans	26,793,047.4	321,490.8
Gross Loans | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	2,011,692.4
Over one year through five years	3,675,651.9
Over five years	1,515,295.0
Total gross loans	7,202,639.3	86,424.7
Gross Loans | Retail loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	4,191,712.5
Over one year through five years	9,992,377.8
Over five years	5,406,317.8
Total gross loans	₨ 19,590,408.1	$ 235,066.1